Performance Management - BNY Mellon Dynamic Total Return Fund	Aug. 30, 2024
Prospectus [Line Items]
Performance Narrative [Text Block]

Effective September 1, 2024, the following information replaces and supersedes the first paragraph and table contained in the sections "Performance" in the summary prospectus and "Fund Summary – Performance" in the prospectus:

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of the MSCI World Index and Bloomberg Global Aggregate Index (Hedged), which are broad measures of market performance. The table also compares the average annual total returns of the fund's shares to those of the FTSE Three-Month U.S. Treasury Bill Index, an unmanaged index generally considered representative of the average yield of three-month Treasury Bills, to show how the fund's performance compares to the returns of these securities. The fund's total returns also are compared to a Hybrid Index, comprised of 60% MSCI World Index and 40% FTSE World Government Bond Index, to show how the fund's performance compares to a mix of equities and bonds, unhedged and partially hedged. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.im.bnymellon.com

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Additional Market Index [Text]	The fund's total returns also are compared to a Hybrid Index, comprised of 60% MSCI World Index and 40% FTSE World Government Bond Index, to show how the fund's performance compares to a mix of equities and bonds, unhedged and partially hedged.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown.
Performance Table Market Index Changed	In accordance with regulatory changes requiring the fund's primary benchmark to represent the overall applicable market, the fund's primary benchmark changed effective September 1, 2024.
Performance [Table]

Average Annual Total Returns (as of 12/31/23)
Class	1 Year	5 Years	10 Years
Class A returns before taxes	-2.20%	2.71%	2.04%
Class A returns after taxes on distributions	-4.06%	0.94%	0.94%
Class A returns after taxes on distributions and sale of fund shares	-1.30%	1.57%	1.24%
Class C returns before taxes	1.99%	3.15%	1.89%
Class I returns before taxes	3.95%	4.18%	2.91%
Class Y returns before taxes	3.89%	4.19%	2.92%
MSCI World Index* reflects no deductions for fees, expenses or taxes	23.79%	12.80%	8.60%
Bloomberg Global Aggregate Index (Hedged)* reflects no deductions for fees, expenses or taxes	7.15%	1.40%	2.41%
FTSE World Government Bond Index reflects no deductions for fees, expenses or taxes	5.18%	-1.39%	-0.31%
FTSE Three-Month U.S. Treasury Bill Index reflects no deductions for fees, expenses or taxes	5.26%	1.91%	1.26%
Hybrid Index (60% MSCI World Index and 40% FTSE World Government Bond Index) reflects no deductions for fees, expenses or taxes	16.10%	7.22%	5.19%

* In accordance with regulatory changes requiring the fund's primary benchmark to represent the overall applicable market, the fund's primary benchmark changed effective September 1, 2024.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (as of 12/31/23)
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.im.bnymellon.com